NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-5 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

2

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	22,713	$162,046	$198,287	$-	$198,287	$5	$198,282	$198,282	$-	$198,282
ACVCA	52,494	682,812	1,011,561	8	1,011,569	-	1,011,569	1,011,569	-	1,011,569
DSIF	4,094	157,626	263,130	7	263,137	-	263,137	263,137	-	263,137
FEIP	37,987	809,901	907,888	2	907,890	-	907,890	907,890	-	907,890
GBF	2,847	31,822	32,145	46	32,191	-	32,191	32,191	-	32,191
SAM	6,901	6,901	6,901	-	6,901	55	6,846	6,846	-	6,846
TRF	16,002	203,063	376,530	334	376,864	-	376,864	376,864	-	376,864
AMCG	11,692	293,365	465,349	9	465,358	-	465,358	465,358	-	465,358

Total (unaudited)			$3,261,791	$406	$3,262,197	$60	$3,262,137	$3,262,137	$-	$3,262,137

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVB	ACVCA	DSIF	FEIP	GBF	SAM	TRF
Reinvested dividends	$25,221	2,146	-	3,625	14,786	674	17	3,973
Mortality and expense risk charges (note 2)	(36,276)	(2,404)	(10,328)	(2,996)	(10,561)	(460)	(89)	(4,625)

Net investment income (loss)	(11,055)	(258)	(10,328)	629	4,225	214	(72)	(652)

Realized gain (loss) on investments	42,755	792	21,690	7,194	(13,373)	(156)	-	22,988
Change in unrealized gain (loss) on investments	326,797	12,466	195,865	13,466	12,309	1,781	-	(19,542)

Net gain (loss) on investments	369,552	13,258	217,555	20,660	(1,064)	1,625	-	3,446

Reinvested capital gains	188,218	6,428	85,668	14,480	37,573	-	-	25,220

Net increase (decrease) in contract owners’ equity resulting from operations	$546,715	19,428	292,895	35,769	40,734	1,839	(72)	28,014

Investment Activity:	AMCG
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(4,813)

Net investment income (loss)	(4,813)

Realized gain (loss) on investments	3,620
Change in unrealized gain (loss) on investments	110,452

Net gain (loss) on investments	114,072

Reinvested capital gains	18,849

Net increase (decrease) in contract owners’ equity resulting from operations	$128,108

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVB		ACVCA		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,055)	(6,749)	(258)	433	(10,328)	(9,221)	629	897
Realized gain (loss) on investments	42,755	51,472	792	894	21,690	22,049	7,194	6,476
Change in unrealized gain (loss) on investments	326,797	383,446	12,466	24,161	195,865	66,482	13,466	37,918
Reinvested capital gains	188,218	223,444	6,428	3,927	85,668	115,035	14,480	11,019

Net increase (decrease) in contract owners’ equity resulting from operations	546,715	651,613	19,428	29,415	292,895	194,345	35,769	56,310

Equity transactions:
Purchase payments received from contract owners (note 4)	6,714	2,007	-	-	-	-	2,029	602
Transfers between funds	-	-	(6,635)	-	(8,356)	-	(10,152)	-
Redemptions (notes 2, 3, and 4)	(131,108)	(169,443)	(82)	(5,344)	(20,284)	(26,432)	(958)	(11,653)
Adjustments to maintain reserves	52	359	7	2	32	(47)	4	19

Net equity transactions	(124,342)	(167,077)	(6,710)	(5,342)	(28,608)	(26,479)	(9,077)	(11,032)

Net change in contract owners’ equity	422,373	484,536	12,718	24,073	264,287	167,866	26,692	45,278
Contract owners’ equity at beginning of period	2,839,764	2,355,228	185,564	161,491	747,282	579,416	236,445	191,167

Contract owners’ equity at end of period	$3,262,137	2,839,764	198,282	185,564	1,011,569	747,282	263,137	236,445

CHANGE IN UNITS:
Beginning units	61,237	65,798	7,938	8,172	10,199	10,581	3,010	3,151
Units purchased	2,450	57	-	-	-	-	25	8
Units redeemed	(4,507)	(4,618)	(301)	(234)	(380)	(382)	(159)	(149)

Ending units	59,180	61,237	7,637	7,938	9,819	10,199	2,876	3,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEIP		GBF		SAM		TRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,225	5,810	214	412	(72)	36	(652)	(593)
Realized gain (loss) on investments	(13,373)	(7,304)	(156)	(37)	-	-	22,988	20,459
Change in unrealized gain (loss) on investments	12,309	140,368	1,781	1,478	-	-	(19,542)	51,957
Reinvested capital gains	37,573	54,126	-	-	-	-	25,220	15,958

Net increase (decrease) in contract owners’ equity resulting from operations	40,734	193,000	1,839	1,853	(72)	36	28,014	87,781

Equity transactions:
Purchase payments received from contract owners (note 4)	1,640	503	-	-	-	-	1,011	302
Transfers between funds	(14,559)	-	(4,016)	-	57,555	-	(7,948)	-
Redemptions (notes 2, 3, and 4)	(18,728)	(58,695)	(5,334)	(42)	(57,629)	(102)	(27,243)	(28,404)
Adjustments to maintain reserves	(13)	8	21	39	(46)	(19)	27	363

Net equity transactions	(31,660)	(58,184)	(9,329)	(3)	(120)	(121)	(34,153)	(27,739)

Net change in contract owners’ equity	9,074	134,816	(7,490)	1,850	(192)	(85)	(6,139)	60,042
Contract owners’ equity at beginning of period	898,816	764,000	39,681	37,831	7,038	7,123	383,003	322,961

Contract owners’ equity at end of period	$907,890	898,816	32,191	39,681	6,846	7,038	376,864	383,003

CHANGE IN UNITS:
Beginning units	14,408	15,405	675	675	300	305	1,571	1,690
Units purchased	26	8	-	-	2,263	-	4	1
Units redeemed	(614)	(1,005)	(152)	-	(2,267)	(5)	(156)	(120)

Ending units	13,820	14,408	523	675	296	300	1,419	1,571

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG
	2020	2019
Investment activity:
Net investment income (loss)	$(4,813)	(4,523)
Realized gain (loss) on investments	3,620	8,935
Change in unrealized gain (loss) on investments	110,452	61,082
Reinvested capital gains	18,849	23,379

Net increase (decrease) in contract owners’ equity resulting from operations	128,108	88,873

Equity transactions:
Purchase payments received from contract owners (note 4)	2,034	600
Transfers between funds	(5,889)	-
Redemptions (notes 2, 3, and 4)	(850)	(38,771)
Adjustments to maintain reserves	20	(6)

Net equity transactions	(4,685)	(38,177)

Net change in contract owners’ equity	123,423	50,696
Contract owners’ equity at beginning of period	341,935	291,239

Contract owners’ equity at end of period	$465,358	341,935

CHANGE IN UNITS:
Beginning units	23,136	25,819
Units purchased	132	40
Units redeemed	(478)	(2,723)

Ending units	22,790	23,136

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-5 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $6,713 and $2,007, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,261,791	$-	$-	$3,261,791

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$8,575	$9,121
ACVCA	85,668	38,969
DSIF	28,041	22,012
FEIP	59,053	48,902
GBF	674	9,810
SAM	17	164
TRF	33,719	43,332
AMCG	26,198	16,867

	$241,945	$189,177

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	1.30%	7,637	$25.96	$198,282	1.17%	11.06%
2019	1.30%	7,938	23.38	185,564	1.55%	18.29%
2018	1.30%	8,172	19.76	161,491	1.42%	-5.09%
2017	1.30%	7,823	20.82	162,881	1.55%	12.43%
2016	1.30%	7,827	18.52	144,923	1.59%	5.61%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	1.30%	9,819	103.02	1,011,569	0.00%	40.61%
2019	1.30%	10,199	73.27	747,282	0.00%	33.80%
2018	1.30%	10,581	54.76	579,416	0.00%	-6.44%
2017	1.30%	10,735	58.53	628,286	0.00%	20.21%
2016	1.30%	10,993	48.69	535,205	0.00%	1.89%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	1.30%	2,876	91.49	263,137	1.58%	16.47%
2019	1.30%	3,010	78.55	236,445	1.72%	29.48%
2018	1.30%	3,151	60.67	191,167	1.65%	-5.88%
2017	1.30%	3,757	64.46	242,177	1.72%	19.96%
2016	1.30%	3,760	53.73	202,090	2.04%	10.26%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.30%	13,820	65.69	907,890	1.83%	5.31%
2019	1.30%	14,408	62.38	898,816	1.99%	25.79%
2018	1.30%	15,405	49.59	764,000	2.28%	-9.49%
2017	1.30%	15,827	54.80	867,241	1.73%	11.43%
2016	1.30%	16,072	49.17	790,275	2.33%	16.49%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.30%	523	61.55 to 61.57	32,191	1.91%	4.70%
2019	1.30%	675	58.78 to 58.81	39,681	2.35%	4.89%
2018	1.30%	675	56.04 to 56.07	37,831	2.08%	-1.35%
2017	1.30%	652	56.81 to 56.84	37,044	2.13%	0.76%
2016	1.30%	653	56.39 to 56.41	36,821	1.95%	-0.56%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%	296	23.21 to 25.22	6,846	0.25%	-1.06%
2019	1.30%	300	23.46	7,038	1.77%	0.46%
2018	1.30%	305	23.35	7,123	1.36%	0.07%
2017	1.30%	460	23.34	10,736	0.42%	-0.88%
2016	1.30%	465	23.55	10,949	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.30%	1,419	259.39 to 267.07	376,864	1.12%	8.92%
2019	1.30%	1,571	238.14 to 245.20	383,003	1.15%	27.63%
2018	1.30%	1,690	186.60 to 192.12	322,961	1.09%	-1.31%
2017	1.30%	1,742	189.07 to 194.67	337,366	1.03%	18.96%
2016	1.30%	1,805	158.94 to 163.64	293,743	1.42%	9.94%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.30%	22,790	20.42	465,358	0.00%	38.16%
2019	1.30%	23,136	14.78	341,935	0.00%	31.02%
2018	1.30%	25,819	11.28	291,239	0.00%	-7.63%
2017	1.30%	26,729	12.21	326,405	0.00%	23.67%
2016	1.30%	26,742	9.87	264,071	0.00%	3.04%

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.